Schedule of fixed assets,net (Details) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Software (ERP Implementation)	€ 87,800	€ 87,800
Computers	37,840	35,971
Furniture and fixtures	13,005	13,005
Total fixed assets	138,645	136,776
Less: accumulated depreciation	(75,931)	(53,799)
Fixed assets, net	€ 62,714	€ 82,977